Waddell & Reed Advisors Funds

EQUITY, GROWTH & INCOME AND ASSET ALLOCATION FUNDS

Asset Strategy Fund
Continental Income Fund
Core Investment Fund
Retirement Shares
Tax-Managed Equity Fund
Value Fund

The Securities and Exchange Commission has not approved or disapproved the
Funds' securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

Prospectus
December 15, 2000

(W&R LOGO)

CONTENTS

     3   An Overview of the Funds
     3   Asset Strategy Fund
    10   Continental Income Fund
    16   Core Investment Fund
    22   Retirement Shares
    28   Tax-Managed Equity Fund
    32   Value Fund
    36   The Investment Principles of the Funds
    43   Your Account
    63   The Management of the Funds
    66   Financial Highlights

AN OVERVIEW OF THE FUND

GOAL

Waddell & Reed Advisors Asset Strategy Fund, Inc.

(formerly United Asset Strategy Fund, Inc.(SM)) seeks high total return over the long term.

Principal Strategies

Asset Strategy Fund seeks to achieve its investment goal by allocating its assets among stocks, bonds and short-term instruments. The Fund allocates its assets among the following classes, or types, of investments.

*  The stock class includes equity securities of all types, although
  Waddell & Reed Investment Management Company ("WRIMCO"), the Fund's
  investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. The Fund can invest in securities of companies of any size.

*  The bond class includes all varieties of fixed-income instruments, such as corporate or U.S. Government debt securities, with remaining maturities of more than three years. This class may include a significant amount of junk bonds, up to 35% of the Fund's total assets;
  junk bonds are rated BB and below by Standard and Poor's ("S&P") and Ba and below by Moody's, or unrated bonds deemed by WRIMCO to be of equivalent quality.

*  The short-term class includes all types of short-term instruments with remaining maturities of three years or less, including high-quality money market instruments.

*  Within each of these classes, the Fund may invest in both domestic and foreign securities.

The Fund selects a mix which represents the way the Fund's investments will generally be allocated over the long term as indicated in the box below. This mix will vary over shorter time periods as WRIMCO changes the
Fund's holdings based on the current outlook for the different markets.
These changes may be based on such factors as interest rate changes, security valuation levels and a rise in the potential for growth stocks.

Portfolio Mix

Stocks 70% (can range from 0-100%)

Bonds 25% (can range from 0-100%)
Short-term 5% (can range from 0-100%)

Principal Risks of Investing in the Fund

Because Asset Strategy Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

*  WRIMCO's skill in allocating the Fund's assets among different types of investments;

*  the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy;

*  an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline;

*  prepayment of higher-yielding bonds held by the Fund;

*  the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds; and

*  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the
  Fund's holdings to fall as part of a broad market decline.

Market risk for small to medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stock of smaller companies may experience volatile trading and price fluctuations.

Junk bonds in which the Fund invests are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-
rated bonds.

As well, the Fund may invest a significant portion of its assets in foreign securities. Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign countries.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Who May Want to Invest

Asset allocation funds are designed for investors who want to diversify among stocks, bonds, and short-term instruments, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, this Fund may be appropriate for you. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Asset Strategy Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

*  The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year.

*  The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

*  The performance table shows average annual total returns for each class and compares them to the market indicators listed.

*  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

                        CHART OF YEAR-BY-YEAR RETURNS
                       As of December 31 each year (%)
                       1996                      5.39%
                       1997                     12.18%
                       1998                      9.26%
                       1999                     21.85%

In the period shown in the chart, the highest quarterly return was 15.07%
(the fourth quarter of 1999) and the lowest quarterly return was -4.82%
(the first quarter of 1997). The Fund's return for its Class A shares for the year through September 30, 2000 was 16.39%.

Average Annual Total Returns

as of December 31, 1999 (%)                        1 Year    Life of Class[1]

Class A Shares of
Asset Strategy Fund                                14.84%        10.25%
S&P 500 Index                                      21.09%        27.78%

Salomon Brothers Broad Investment Grade Index      -0.83%         7.05%
Salomon Brothers Short-Term Index
for 1-Month Certificates of Deposit                 5.32%         5.63%
Lipper Flexible Portfolio Funds Universe Average   12.50%        16.44%

Class B Shares of
Asset Strategy Fund                                               8.55%
S&P 500 Index                                      21.09%         8.04%

Salomon Brothers Broad Investment Grade Index      -0.83%        -0.46%
Salomon Brothers Short-Term Index
for 1-Month Certificates of Deposit                 5.32%         0.99%
Lipper Flexible Portfolio Funds Universe Average   12.50%         6.65%

Class C Shares of
Asset Strategy Fund                                              13.13%

S&P 500 Index                                      21.09%         8.04%
Salomon Brothers Broad Investment Grade Index      -0.83%        -0.46%
Salomon Brothers Short-Term Index
for 1-Month Certificates of Deposit                 5.32%         0.99%
Lipper Flexible Portfolio Funds Universe Average   12.50%         6.65%

Class Y Shares of
Asset Strategy Fund                                22.27%        11.37%

S&P 500 Index                                      21.09%        26.41%
Salomon Brothers Broad Investment Grade Index      -0.83%         5.94%
Salomon Brothers Short-Term Index
for 1-Month Certificates of Deposit                 5.32%         5.57%
Lipper Flexible Portfolio Funds Universe Average   12.50%        14.92%

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Fund.

[1]Since March 9, 1995 for Class A shares, October 6, 1999 for Class B shares, October 5, 1999 for Class C shares and September 27, 1995 for
Class Y shares. Because each Class commenced operations on a date other than at the end of a month, and partial month calculations of the performances of the above indexes (including income) are not available, index performance is calculated from March 31, 1995, October 31, 1999,
October 31, 1999 and September 30, 1995, respectively.

FEES AND EXPENSES

Asset Strategy Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees

(fees paid directly from          Class A   Class B   Class C   Class Y
your investment)                   Shares    Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                  5.75%      None      None      None
Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)                 None[2]        5%        1%      None

Annual Fund Operating Expenses[3]

(expenses that are deducted       Class A   Class B   Class C   Class Y
from Fund assets)                  Shares    Shares    Shares    Shares

Management Fees                     0.70%     0.70%     0.70%     0.70%
Distribution and Service
(12b-1) Fees                        0.25%     0.99%     0.99%      None
Other Expenses                      0.71%     0.69%     0.66%     0.47%
Total Annual Fund
Operating Expenses                  1.66%     2.38%     2.35%     1.17%

[1]The contingent deferred sales charge ("CDSC"), which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect the change in accounting services fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses for the fiscal year ended September 30,
2000. Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:                  1 Year   3 Years    5 Years     10 Years
Class A Shares                       $734    $1,063     $1,413       $2,397
Class B Shares                       $641    $1,042     $1,370       $2,527[1]
Class C Shares                       $238     $ 733     $1,255       $2,686
Class Y Shares                       $119     $ 366      $ 631       $1,387
If shares are not redeemed

at end of period:                  1 Year   3 Years    5 Years     10 Years
Class A Shares                       $734    $1,063     $1,413       $2,397
Class B Shares                       $241     $ 742     $1,270       $2,527[1]
Class C Shares                       $238     $ 733     $1,255       $2,686
Class Y Shares                       $119     $ 366      $ 631       $1,387

[1]Reflects annual operating expenses of Class A after conversion of Class
B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOALS

Waddell & Reed Advisors Continental Income Fund, Inc.

(formerly United Continental Income Fund, Inc.(SM))
seeks to provide current income to the extent that, in the opinion of
WRIMCO, market and economic conditions permit. As a secondary goal, the Fund seeks long-term appreciation of capital.

Principal Strategies

Continental Income Fund seeks to achieve its goals by investing primarily in income-producing securities that include common stock, preferred stock and debt securities. The Fund generally owns equity securities of medium to large, well-established companies, that are usually dividend-producing securities. For the most part, the Fund's debt securities are either U.S.
Government securities or investment-grade corporate bonds (rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by
WRIMCO to be of equivalent quality). The Fund has no limitations on the range of maturities of the debt securities in which it may invest.

WRIMCO may look at a number of factors in selecting securities for the
Fund's portfolio. For equity investments, WRIMCO typically looks for undervalued companies whose asset value or earnings power is not reflected in the price of the stock. In selecting debt securities for the Fund,
WRIMCO seeks high-quality securities with minimal credit risk.

In general, in determining whether to sell an equity security or a debt security, WRIMCO uses the same analysis that it uses in order to determine if the equity security is still undervalued or if the debt security continues to maintain its minimal credit risk. WRIMCO may also sell a security if it ceases to produce income or otherwise to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Because Continental Income Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

*  adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the
  Fund's holdings to fall as part of a broad market decline;

*  an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline;

*  the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds; and

*  WRIMCO's skill in evaluating and selecting securities for the Fund and in allocating the Fund's assets among different types of investments.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Who May Want to Invest

Continental Income Fund is designed for investors seeking current income with a secondary emphasis on growth. It is suited for investors seeking a combination of income and appreciation. You should consider whether the
Fund fits your particular investment objectives.

PERFORMANCE

Continental Income Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

*  The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

*  The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

*  The performance table shows average annual total returns for each class and compares them to the market indicators listed.

*  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

                       CHART OF YEAR-BY-YEAR RETURNS
                       As of December 31 each year (%)
                       1990                     -6.51%
                       1991                     26.43%
                       1992                     10.09%
                       1993                     13.10%
                       1994                     -0.39%
                       1995                     24.76%
                       1996                      9.63%
                       1997                     17.39%
                       1998                     10.36%
                       1999                     11.05%

In the period shown in the chart, the highest quarterly return was 10.89%
(the first quarter of 1991) and the lowest quarterly return was -10.77%
(the third quarter of 1990). The Class A return for the year through
September 30, 2000 was 4.33%.

Average Annual Total Returns

as of December 31, 1999 (%)        1 Year   5 Years  10 Years Life of Class[1]

Class A Shares of
Continental Income Fund             4.66%    13.15%    10.57%
S&P 500 Index                      21.09%    28.59%    18.23%
Salomon Brothers Treasury/
Government Sponsored/
Corporate Index                    -2.03%     7.64%     7.71%
Lipper Balanced Funds
Universe Average                    8.72%    16.24%    11.82%

Class B Shares of
Continental Income Fund                                           2.79%
S&P 500 Index                      21.09%    28.59%    18.23%     8.04%
Salomon Brothers Treasury/
Government Sponsored/
Corporate Index                    -2.03%     7.64%     7.71%    -0.57%
Lipper Balanced Funds
Universe Average                    8.72%    16.24%    11.82%     4.63%

Class C Shares of
Continental Income Fund                                           6.93%
S&P 500 Index                      21.09%    28.59%    18.23%     8.04%
Salomon Brothers Treasury/
Government Sponsored/
Corporate Index                    -2.03%     7.64%     7.71%    -0.57%
Lipper Balanced Funds
Universe Average                    8.72%    16.24%    11.82%     4.63%

Class Y Shares of
Continental Income Fund            11.46%                        12.27%
S&P 500 Index                      21.09%    28.59%    18.23%    26.45%
Salomon Brothers Treasury/
Government Sponsored/
Corporate Index                    -2.03%     7.64%     7.71%     4.92%
Lipper Balanced Funds
Universe Average                    8.72%    16.24%    11.82%    14.00%

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Fund.

[1]Since October 4, 1999 for Class B shares, October 5, 1999 for Class C shares and January 4, 1996 for Class Y shares. Because each Class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the indexes (including income) are not available, index performance is from October 31, 1999,
October 31, 1999, and December 31, 1995, respectively.

FEES AND EXPENSES

Continental Income Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees

(fees paid directly from          Class A   Class B   Class C   Class Y
your investment)                   Shares    Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                  5.75%      None      None      None
Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)                 None[2]        5%        1%      None

Annual Fund Operating Expenses[3]

(expenses that are deducted       Class A   Class B   Class C   Class Y
from Fund assets)                  Shares    Shares    Shares    Shares

Management Fees                     0.70%     0.70%     0.70%     0.70%
Distribution and Service
(12b-1) Fees                        0.25%     1.00%     1.00%      None
Other Expenses                      0.24%     0.42%     0.54%     0.20%
Total Annual Fund
Operating Expenses                  1.19%     2.12%     2.24%     0.90%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect the change in accounting services fees and shareholder servicing fees effective September 1, 2000; otherwise, expense ratios are based on other Fund-level expenses of the Fund for the fiscal year ended
March 31, 2000. Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:                  1 Year   3 Years   5 Years  10 Years

Class A Shares                       $689      $931    $1,192    $1,935
Class B Shares                       $615      $963    $1,238    $2,211[1]
Class C Shares                       $227      $701    $1,202    $2,578
Class Y Shares                       $ 92      $287     $ 498    $1,108

If shares are not redeemed
at end of period:                  1 Year   3 Years   5 Years  10 Years

Class A Shares                       $689      $931    $1,192    $1,935
Class B Shares                       $215      $663    $1,138    $2,211[1]
Class C Shares                       $227      $701    $1,202    $2,578

Class Y Shares                       $ 92      $287     $ 498    $1,108

[1]Reflects annual operating expenses of Class A after conversion of Class
B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOALS

Waddell & Reed Advisors Core Investment Fund

(formerly United Income Fund(SM)) seeks capital growth and income, with a primary emphasis on income.

Principal Strategies

Core Investment Fund seeks to achieve its goals by investing in the common stocks of large U.S. and foreign companies. In order to achieve its goals, the Fund invests in securities that have the potential for capital appreciation or that WRIMCO expects to resist market decline. Although the
Fund typically invests in large companies, it may invest in securities of any size company.

WRIMCO attempts to select securities with income and growth possibilities by looking at many factors including the company's:

*  profitability record;

*  history of improving sales and profits;

*  management;

*  leadership position in its industry;

*  stock price value; and

*  dividend payment history.

In general, in determining whether to sell a stock, WRIMCO uses the same type of analysis that it uses in buying stocks in order to determine whether the security has ceased to offer the prospect of continued
dividend payment and/or significant growth potential. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Because Core Investment Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

*  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the

  Fund's holdings to fall as part of a broad market decline;

*  the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds; and

*  WRIMCO's skill in evaluating and selecting securities for the Fund.

Market risk for small to medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stock of smaller companies may experience volatile trading and price fluctuations.

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Who May Want to Invest

Core Investment Fund is designed for investors who seek capital growth and income. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Core Investment Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

*  The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

*  The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

*  The performance table shows average annual total returns for each class and compares them to the market indicators listed.

*  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

                       CHART OF YEAR-BY-YEAR RETURNS
                       As of December 31 each year (%)
                       1990                     -6.85%
                       1991                     30.66%
                       1992                     11.90%
                       1993                     16.05%
                       1994                     -1.82%
                       1995                     29.60%
                       1996                     20.36%
                       1997                     27.34%
                       1998                     24.02%
                       1999                     16.41%

In the period shown in the chart, the highest quarterly return was 18.72%
(the second quarter of 1997) and the lowest quarterly return was -17.35%
(the third quarter of 1990). The Class A return for the year through
September 30, 2000 was 13.25%.

Average Annual Total Returns

as of December 31, 1999 (%)        1 Year   5 Years  10 Years Life of Class[1]

Class A Shares of
Core Investment Fund               9.72%     22.01%    15.51%
S&P 500 Index                     21.09%     28.59%    18.23%
Lipper Equity Income Funds
  Universe Average                 4.55%     17.83%    12.55%

Class B Shares of
Core Investment Fund                                               6.53%
S&P 500 Index                     21.09%     28.59%    18.23%      8.04%
Lipper Equity Income Funds
  Universe Average                 4.55%     17.83%    12.55%      1.17%

Class C Shares of
Core Investment Fund                                              10.53%
S&P 500 Index                     21.09%     28.59%    18.23%      8.04%
Lipper Equity Income Funds
  Universe Average                 4.55%     17.83%    12.55%      1.17%

Class Y Shares of
Core Investment Fund              16.67%                          21.45%
S&P 500 Index                     21.09%     28.59%    18.23%     26.92%
Lipper Equity Income Funds
  Universe Average                 4.55%     17.83%    12.55%     16.41%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Fund.

[1]Since October 4, 1999 for Class B shares, October 4, 1999 for Class C shares and June 19, 1995 for Class Y shares. Because each Class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from October 31, 1999, October 31, 1999 and June 30, 1995, respectively.

FEES AND EXPENSES

Core Investment Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees

(fees paid directly from          Class A   Class B   Class C   Class Y
your investment)                   Shares    Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                  5.75%      None      None      None
Maximum Deferred

Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)                   None[2]      5%        1%      None

Annual Fund Operating Expenses[3]

(expenses that are deducted       Class A   Class B   Class C   Class Y
from Fund assets)                  Shares    Shares    Shares    Shares

Management Fees                     0.58%     0.58%     0.58%     0.58%
Distribution and Service
(12b-1) Fees                        0.24%     1.00%     1.00%      None
Other Expenses                      0.16%     0.66%     0.75%     0.18%
Total Annual Fund

Operating Expenses                  0.98%     2.24%     2.33%     0.76%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect the change in accounting services fees and shareholder servicing fees effective September 1, 2000; otherwise expense ratios are based on other Fund-level expenses for the fiscal year ended December 31,
1999. Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:                  1 Year   3 Years   5 Years  10 Years

Class A Shares                       $669     $ 869    $1,086    $1,707
Class B Shares                       $627    $1,001    $1,302    $2,256[1]

Class C Shares                       $236     $ 726    $1,244    $2,663
Class Y Shares                       $ 78     $ 243     $ 422     $ 942

If shares are not redeemed
at end of period:                  1 Year   3 Years   5 Years  10 Years

Class A Shares                       $669     $ 869    $1,086    $1,707
Class B Shares                       $227     $ 701    $1,202    $2,256[1]

Class C Shares                       $236     $ 726    $1,244    $2,663
Class Y Shares                       $ 78     $ 243     $ 422     $ 942

[1]Reflects annual operating expenses of Class A after conversion of Class
B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOAL

Waddell & Reed Advisors Retirement Shares, Inc.

(formerly United Retirement Shares, Inc. (SM))
seeks to provide the highest long-term total investment
return that is, in the opinion of WRIMCO, consistent with reasonable safety of capital.

Principal Strategies

Retirement Shares seeks to achieve its goal by investing primarily in common stock and debt securities (of any maturity and mostly of investment grade) of U.S. and foreign issuers. The Fund generally owns common stock of medium to large, well-established companies while typically emphasizing a blend of value and growth potential. Value stocks are those that WRIMCO believes are currently selling below their true worth, and growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. Typically, the Fund's debt securities are either U.S.
Government securities or investment-grade corporate bonds.

In selecting securities for investment the Fund considers a security's potential for:

*  capital growth (equities);

*  capital stability (equities and debt securities); and

*  income (debt securities).

In general, in determining whether to sell a security, WRIMCO uses the same type of analysis it uses to buy securities. If a debt security no longer provides the desired income or an equity security ceases to offer the expected growth potential or becomes overvalued, the Fund may sell the security. As well, WRIMCO may sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

Because Retirement Shares owns different types of securities, a variety of factors can affect its investment performance, such as:

*  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the
   Fund's holdings to fall as part of a broad market decline;

*  the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds;

*  an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline; and

*  WRIMCO's skill in evaluating and selecting securities for the Fund and in allocating the Fund's assets among different types of investments.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Who May Want to Invest

Retirement Shares is designed for investors seeking high total return consistent with reasonable safety of principal through a diversified portfolio that may include stocks, bonds and other securities. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Retirement Shares

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

*  The bar chart presents the average annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years.

*  The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge was included, the returns would be less than those shown.

*  The performance table shows average annual total returns for each class and compares them to the market indicators listed.

*  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

                       CHART OF YEAR-BY-YEAR RETURNS
                       As of December 31 each year (%)
                       1990                      1.10%
                       1991                     22.33%
                       1992                     13.25%
                       1993                     12.74%
                       1994                     -0.42%
                       1995                     24.28%
                       1996                      9.80%
                       1997                     18.15%
                       1998                      9.73%
                       1999                     43.65%

In the period shown in the chart, the highest quarterly return was 28.93%
(the fourth quarter of 1999) and the lowest quarterly return was -8.29%
(the third quarter of 1990). The Class A return for the year through
September 30, 2000 was 9.50%.

Average Annual Total Returns

as of December 31, 1999 (%)        1 Year   5 Years  10 Years Life of Class[1]

Class A Shares of
Retirement Shares                  35.39%    19.09%    14.17%
S&P 500 Index                      21.09%    28.59%    18.23%
Salomon Brothers Treasury/
Government Sponsored/
Corporate Index                    -2.03%     7.64%     7.71%
Lipper Flexible Portfolio
Funds Universe Average             12.50%    16.82%    12.29%

Class B Shares of
Retirement Shares                                                20.95%
S&P 500 Index                      21.09%    28.59%    18.23%     8.04%
Salomon Brothers Treasury/
Government Sponsored/
Corporate Index                    -2.03%     7.64%     7.71%    -0.57%

Lipper Flexible Portfolio
Funds Universe Average             12.50%    16.82%    12.29%     6.65%

Class C Shares of
Retirement Shares                                                24.95%
S&P 500 Index                      21.09%    28.59%    18.23%     8.04%
Salomon Brothers Treasury/

Government Sponsored/
Corporate Index                    -2.03%     7.64%     7.71%    -0.57%
Lipper Flexible Portfolio
Funds Universe Average             12.50%    16.82%    12.29%     6.65%

Class Y Shares of
Retirement Shares                  43.87%                        19.91%
S&P 500 Index                      21.09%    28.59%    18.23%    26.27%

Salomon Brothers Treasury/
Government Sponsored/
Corporate Index                    -2.03%     7.64%     7.71%     5.53%
Lipper Flexible Portfolio
Funds Universe Average             12.50%    16.82%    12.29%    14.36%

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Fund.

[1]Since October 4, 1999 for Class B shares, October 4, 1999 for Class C shares and February 27, 1996 for Class Y shares. Since each Class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes
(including income) are not available, index performance is from October
31, 1999, October 31, 1999 and February 29, 1996, respectively.

FEES AND EXPENSES

Retirement Shares

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees

(fees paid directly from          Class A   Class B   Class C   Class Y
your investment)                   Shares    Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                  5.75%      None      None      None
Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)                   None[2]      5%        1%      None

Annual Fund Operating Expenses[3]

(expenses that are deducted       Class A   Class B   Class C   Class Y
from Fund assets)                  Shares    Shares    Shares    Shares

Management Fees                     0.69%     0.69%     0.69%     0.69%
Distribution and Service
(12b-1) Fees                        0.23%     1.00%     1.00%      None
Other Expenses                      0.18%     0.39%     0.41%     0.19%
Total Annual Fund
Operating Expenses                  1.10%     2.08%     2.10%     0.88%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect the change in accounting services fees and shareholder servicing fees effective September 1, 2000; otherwise, expenses are based on other Fund-level expenses for the fiscal year ended June 30, 2000.
Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:                  1 Year   3 Years   5 Years  10 Years

Class A Shares                       $681      $905    $1,146    $1,838
Class B Shares                       $611      $952    $1,219    $2,158[1]
Class C Shares                       $213      $656    $1,126    $2,426
Class Y Shares                       $ 90      $281     $ 488    $1,084

If shares are not redeemed
at end of period:                  1 Year   3 Years   5 Years  10 Years

Class A Shares                       $681      $905    $1,146    $1,838
Class B Shares                       $211      $652    $1,119    $2,158[1]
Class C Shares                       $213      $656    $1,126    $2,426
Class Y Shares                       $ 90      $281     $ 488    $1,084

[1]Reflects annual operating expenses of Class A after conversion of Class
B shares into Class A shares 8 years after the month in which the shares were purchased.

AN OVERVIEW OF THE FUND

GOAL

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.

(formerly United Tax-Managed Equity Fund, Inc.(SM)
seeks long-term growth of capital while minimizing taxable gains and income to shareholders.

Principal Strategies

Tax-Managed Equity Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of U.S. companies that WRIMCO considers to be high in quality and attractive in their long-term investment potential. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time. While the Fund typically invests in the common stock of large to medium sized
U.S. companies, it may invest in companies of any size, any industry or any country in order to achieve its goal.

WRIMCO manages the Fund using an investment strategy that is sensitive to the potential impact of Federal income tax on shareholders' investment returns. The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of income and realized capital gains than funds managed without regard to Federal income tax consequences.

In selecting companies, WRIMCO typically invests for the long term and chooses securities that it believes offer strong opportunities for long-
term growth of capital and that are attractively valued. While WRIMCO primarily invests in growth stocks, it may also purchase value stocks.
Value stocks are those that WRIMCO believes are currently selling below their true worth.

When deciding to sell a security, WRIMCO considers the negative tax impact of realized capital gains and, if applicable, the positive tax impact of realizing capital losses. However, WRIMCO may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of owning the security, or if more attractive investment opportunities are available. In addition, redemptions by shareholders may force the Fund to sell securities at an inappropriate time, potentially resulting in realized gains.

Principal Risks of Investing in the Fund

Because Tax-Managed Equity Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

*  WRIMCO's skill in evaluating and selecting securities for the Fund;

*  the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds;

*  the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries that may result in performance less favorable than another investment mix might have produced;

*  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the
   Fund's holdings to fall as part of a broad market decline; and

*  the Fund's tax-sensitive investment strategy not limiting taxable income and realized capital gains as contemplated.

Market risk for small companies may be greater than that for medium and large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies, and growth stock in general, may also experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Who May Want to Invest

Tax-Managed Equity Fund is designed for long-term taxable investors. If you are investing for the short-term (less than one year), you may suffer negative tax consequences. Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. While the Fund tries to reduce the extent to which shareholders incur taxes on Fund distributions of income and net realized gains, the Fund does expect to distribute taxable income and/or capital gains from time to time.
Investors may also realize capital gains when they sell their shares. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Tax-Managed Equity Fund

The Fund has not been in operation for a full calendar year; therefore, it does not have performance information of at least one calendar year to include a bar chart or performance table reflecting average annual total returns.

FEES AND EXPENSES

Tax-Managed Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from          Class A   Class B   Class C   Class Y
your investment)                   Shares    Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on

Purchases (as a percentage
of offering price)                  5.75%      None      None      None

Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)                   None[2]      5%        1%      None

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

Annual Fund Operating Expenses[3]

(expenses that are deducted       Class A   Class B   Class C   Class Y
from Fund assets)                  Shares    Shares    Shares    Shares

Management Fees                     0.65%     0.65%     0.65%     0.65%
Distribution and Service
(12b-1) Fees                        0.25%     1.00%     1.00%      None
Other Expenses                      0.40%     0.40%     0.40%     0.20%
Total Annual Fund
Operating Expenses                  1.30%     2.05%     2.05%     0.85%

[3]The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIMCO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or terminate this waiver. The expense ratios for Other Expenses are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:                  1 Year   3 Years

Class A Shares                       $700      $963
Class B Shares                       $608      $943
Class C Shares                       $208      $643
Class Y Shares                       $ 87      $271

If shares are not redeemed
at end of period:                  1 Year   3 Years

Class A Shares                       $700      $963
Class B Shares                       $208      $643
Class C Shares                       $208      $643
Class Y Shares                       $ 87      $271

AN OVERVIEW OF THE FUND

GOAL

Waddell & Reed Advisors Value Fund, Inc.

seeks long-term capital appreciation.

Principal Strategies

Value Fund seeks to achieve its goal by investing, for the long term, in the common stocks of largely capitalized U.S. and foreign companies. The
Fund seeks to invest in stocks that are, in the opinion of WRIMCO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Fund typically invests in large companies, it may invest in securities of any size company.

WRIMCO utilizes both fundamental research and quantitative analysis to identify securities for the Fund. The Fund will typically invest in core value stocks: stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. The Fund may also invest in growth stocks that are, in WRIMCO's opinion, temporarily undervalued.

Principal Risks of Investing in the Fund

Because Value Fund owns different types of securities, a variety of factors can affect its investment performance, such as:

*  adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the
   Fund's holdings to fall as part of a broad market decline;

*  the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds; and

*  WRIMCO's skill in evaluating and selecting securities for the Fund.

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Who May Want to Invest

Value Fund is designed for investors who seek long-term capital appreciation. You should consider whether the Fund fits your particular investment objectives.

PERFORMANCE

Value Fund

The Fund has not been in operation for a full calendar year; therefore, no performance information is provided in this section.

FEES AND EXPENSES

Value Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from          Class A   Class B   Class C   Class Y
your investment)                   Shares    Shares    Shares    Shares

Maximum Sales Charge
(Load) Imposed on

Purchases (as a percentage
of offering price)                  5.75%      None      None      None
Maximum Deferred
Sales Charge (Load)[1]
(as a percentage of lesser
of amount invested or
redemption value)                   None[2]      5%        1%      None

Annual Fund Operating Expenses[3]

(expenses that are deducted       Class A   Class B   Class C   Class Y
from Fund assets)                  Shares    Shares    Shares    Shares

Management Fees                     0.70%     0.70%     0.70%     0.70%
Distribution and Service

(12b-1) Fees                        0.25%     1.00%     1.00%      None
Other Expenses                      0.43%     0.43%     0.43%     0.37%
Total Annual Fund
Operating Expenses                  1.38%     2.13%     2.13%     1.07%

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIMCO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or terminate this waiver. The expense ratios for Other Expenses are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than those shown.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:                  1 Year   3 Years

Class A Shares                       $707      $987
Class B Shares                       $616      $967
Class C Shares                       $216      $667
Class Y Shares                       $109      $340

If shares are not redeemed
at end of period:                  1 Year   3 Years

Class A Shares                       $707      $987
Class B Shares                       $216      $667
Class C Shares                       $216      $667
Class Y Shares                       $109      $340

THE INVESTMENT PRINCIPLES OF THE FUNDS

Investment Goals, Principal Strategies and Other Investments

Waddell & Reed Advisors Asset Strategy Fund

The Fund seeks high total return over the long term. The Fund seeks to achieve its goal by allocating its assets among a diversified portfolio of stocks, bonds and short-term instruments. There is no guarantee that the
Fund will achieve its goal.

Allocating assets among different types of investments allows the Fund to take advantage of opportunities wherever they may occur, but also subjects the Fund to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate based on changes in interest rates and in the credit quality of the issuer.

WRIMCO regularly reviews the Fund's allocation of assets and makes changes to favor investments that it believes provide the best opportunity to achieve the Fund's goal. Although WRIMCO uses its expertise and resources in choosing investments and in allocating assets, WRIMCO's decisions may not always be beneficial to the Fund.

Generally, the mix of assets in the Fund will change from time to time depending on WRIMCO's assessment of the market for each asset class. The allowable range and approximate percentage of the mix for each asset class are listed below. Some types of investments, such as indexed securities, can fall into more than one asset class.

Portfolio Mix
Stocks 70% (can range from 0-100%)
Bonds 25% (can range from 0-100%)
Short-term 5% (can range from 0-100%)

WRIMCO tries to balance the Fund's investment risks against potentially higher total returns by reducing the stock class allocation during stock market down cycles and increasing the stock class allocation during periods of strongly positive market performance. Typically, WRIMCO makes asset shifts among classes gradually over time. WRIMCO considers various aspects when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the
Fund's mix.

As a defensive measure, the Fund may increase its holdings in the bond or short-term classes when WRIMCO believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value. The Fund may also use options and futures contracts for defensive purposes. The Fund may, as well, invest up to all of the Fund's assets, for temporary defensive purposes, in:

*  money market instruments rated A-1 by S&P, or Prime 1 by Moody's, or unrated securities judged by WRIMCO to be of equivalent quality; or

*  precious metals.

Although WRIMCO may seek to preserve appreciation in the Fund by taking a temporary defensive position, doing so may prevent the Fund from achieving its investment objective.

Waddell & Reed Advisors Continental Income Fund

The primary goal of the Fund is to provide current income to the extent that, in WRIMCO's opinion, market and economic conditions permit. As a secondary goal, the Fund seeks long-term appreciation of capital. The Fund seeks to achieve its goals by investing primarily in a diversified portfolio of income-producing securities of U.S. and foreign issuers.
There is no guarantee that the Fund will achieve its goals.

The Fund usually purchases securities because of the dividends or interest on them and may also purchase securities because they may increase in value. In general, the Fund invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Fund owns common stocks in order to provide possible appreciation of capital and some dividend income. The Fund may also invest in convertible securities.

Normally, the Fund invests at least 25% of its total assets in either debt securities or preferred stocks, or both, and at least 65% of its total assets in income-producing securities. The Fund will not ordinarily invest more than 75% of its total assets in common stocks, although it may invest up to all of its assets in common stocks if, in WRIMCO's judgment, this is advisable due to unusual market or economic conditions.

At times, when WRIMCO believes that a temporary defensive position is desirable or to achieve income, the Fund may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, the Fund may not achieve its investment objectives.

Waddell & Reed Advisors Core Investment Fund

The Fund's goal is to seek capital growth and income, with a primary emphasis on income. The Fund seeks to achieve its goals by investing, during normal market conditions, primarily in a diversified portfolio of securities, typically the stocks of large, high-quality U.S. and foreign companies that are well known and have been consistently profitable. There is no guarantee that the Fund will achieve its goals.

When WRIMCO views stocks with high yields as less attractive than other common stocks, the Fund may hold lower-yielding common stocks because of their prospects for appreciation. When WRIMCO believes that the return on debt securities and preferred stocks is more attractive than the return on common stocks, or that a temporary defensive position is desirable, the
Fund may seek to achieve its goals by investing up to all of its assets in debt securities (typically, investment grade) and preferred stocks.
However, by taking a temporary defensive position, the Fund may not achieve its investment objectives.

Waddell & Reed Advisors Retirement Shares

The goal of this Fund is to provide the highest long-term total investment return as is, in WRIMCO's opinion, consistent with reasonable safety of capital. The Fund seeks to achieve its goal through a diversified portfolio under a fully managed investment policy. Under this approach, the Fund will invest substantially all of its assets in common stock and debt securities of U.S. and foreign issuers. The Fund may also invest in preferred stock and convertible securities. The Fund may invest varying proportions of its assets in all of these securities, depending on
WRIMCO's analysis of what types of securities, or what proportions, are likely to achieve the Fund's goal. There is no guarantee that the Fund will achieve its goal.

Since the Fund's goal is long-term total investment return, WRIMCO does not attempt to make quick shifts between the type of securities to take advantage of what it considers to be short-term market or economic trends, but rather attempts to find investment opportunities based on its analysis of long-term prospects for capital growth, capital stability and income.

The Fund may invest a limited portion of its assets (no more than 10% of its total assets) in non-investment grade debt securities. Also, the Fund can invest, to a limited extent, in foreign securities.

When WRIMCO believes that a temporary defensive position is desirable, the
Fund may invest up to all of its assets in cash or money market instruments. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Waddell & Reed Advisors Tax-Managed Equity Fund

The goal of the Fund is long-term growth of capital while minimizing taxable gains and income to shareholders. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of
U.S. and foreign companies that WRIMCO considers to be high in quality and attractive in their long-term investment potential. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will, likely, grow over time.

The Fund attempts to achieve high after-tax returns for its shareholders by weighing investment considerations and tax considerations. The Fund seeks to minimize income distributions and distributions of realized short-term gains (taxed as ordinary income), as well as distributions of realized long-term gains. The Fund seeks to achieve returns primarily in the form of price appreciation (not subject to current tax until shares are redeemed). There is no guarantee that the Fund will achieve its goal.

WRIMCO ordinarily uses one or more of the following strategies in its management of the Fund:

*  a long-term, low turnover approach to investing;

*  an emphasis on lower-yielding securities to require distribution of little, if any, taxable income;

*  an attempt to avoid net realized short-term gains;

*  in the sale of portfolio securities, selection of the most tax-favored lots; and

*  selective tax-advantaged hedging techniques as an alternative to taxable sales.

The Fund will, under normal market conditions, invest at least 65% of its total assets in equity securities, primarily common stocks and securities convertible into common stocks. The Fund emphasizes growth stocks;
however, it may also invest in value stocks. In addition to common stocks, and securities convertible into common stocks, the Fund may invest in preferred stocks and debt securities that are mostly of investment grade.

The Fund may also buy foreign securities; however, it may not invest more than 25% of its total assets in foreign securities.

When WRIMCO believes that a temporary defensive position is desirable or necessary, the Fund may invest up to all of its assets in debt securities
(including commercial paper or short-term U.S. Government securities) or preferred stocks, or both. By taking a temporary defensive position, the
Fund may not achieve its investment objective.

Waddell & Reed Advisors Value Fund

The Fund's goal is to seek long-term appreciation of capital. The Fund seeks to achieve its goal by investing, during normal market conditions, primarily in a diversified portfolio of securities, typically the stocks of large U.S. and foreign companies that are undervalued relative to the true worth of the company. There is no guarantee that the Fund will achieve its goal.

The Fund typically invests at least 65% of its total assets in value-
oriented securities. The Fund may also invest in foreign securities, primarily to provide additional opportunities to invest in quality overlooked growth stock.

WRIMCO utilizes both a "top-down" (assess the market environment) and a
"bottom-up" (research individual issuers) analysis in its selection process. WRIMCO considers numerous factors in its analysis of issuers and stocks, including the following:

*  intrinsic value of the company not reflected in stock price

*  historical earnings growth

*  future expected earnings growth

*  company's position in its respective industry

*  industry conditions

*  competitive strategy

*  management capabilities

*  free cash flow potential

The Fund will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below WRIMCO's expectations.

When WRIMCO believes that a temporary defensive position is desirable, the
Fund may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. government securities) or preferred stocks, or both. By taking a temporary defensive position, the Fund may not achieve its investment objective.

All Funds

Each Fund may also invest in and use other types of instruments in seeking to achieve its goal(s). For example, each Fund is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its
Statement of Additional Information ("SAI").

Risk Considerations of Principal Strategies and Other Investments

Risks exist in any investment. Each Fund is subject to equity risk and other market risk, financial risk and, in some cases, prepayment risk.

*  Market risk is the possibility of a change in the price of the security. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. The Fund may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may experience greater price volatility than value stocks. To the extent that a Fund invests in fixed income securities, the price of a fixed income security may be affected by changes in interest rates. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of a Fund will likely change as well.

*  Financial risk is based on the financial situation of the issuer of the security. For an equity investment, a Fund's financial risk may depend, for example, on the earnings performance of the company issuing the stock. To the extent a Fund invests in debt securities, the Fund's financial risk depends on the credit quality of the underlying securities in which it invests.

*  Prepayment risk is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Although major changes tend to be infrequent, the Board of Directors of
Waddell & Reed Advisors Value Fund, Inc. could change the Fund's investment goal without seeking shareholder approval.

Notwithstanding Tax-Managed Equity Fund's use of tax management investment strategies, this Fund may have taxable income and may realize taxable capital gains from time to time. In addition, investors that purchase Fund shares when the Fund has large accumulated capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund's assets. As well, state or
Federal tax laws or regulations may be amended at any time which could include adverse changes to applicable tax rates or capital gains holding periods.

Certain types of each Fund's authorized investments and strategies (such as foreign securities, junk bonds and derivative instruments) involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant. For example, foreign investments may subject a Fund to restrictions on receiving the investment proceeds from a foreign country, foreign taxes, and potential difficulties in enforcing contractual obligations, as well as fluctuations in foreign currency values and other developments that may adversely affect a foreign country. Junk bonds pose a greater risk of nonpayment of interest or principal than higher-rated bonds. Derivative instruments may expose a Fund to greater volatility than an investment in a more traditional stock, bond or other security.

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions and other company and economic news. Performance will also depend on WRIMCO's skill in selecting investments.

Asset Strategy Fund and Retirement Shares may actively trade securities in seeking to achieve their goals. Doing so may increase transaction costs
(which may reduce performance) and increase distributions paid by each
Fund, which may increase your taxable income.

YOUR ACCOUNT

Choosing a Share Class

Each Fund offers four classes of shares: Class A, Class B, Class C and
Class Y. Each class has its own sales charge, if any, and expense structure. The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. Class B and Class C shares are not available for investments of $2 million or more. If you are investing a lesser amount, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than seven years). Class Y shares are designed for institutional investors and others investing through certain intermediaries, as described below.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

General Comparison of Class A, Class B and Class C Shares

Class A                Class B                          Class C

Initial sales charge   No initial sales charge          No initial sales
charge

No deferred            Deferred sales charge on         A 1% deferred sales
sales charge[1]        shares you sell within six       charge on shares you
                       years after purchase             sell within twelve
                                                        months after purchase

Maximum distribution   Maximum distribution             Maximum distribution
and service (12b-1)    and service (12b-1) fees         and service (12b-1)
fees of 0.25%          of 1.00%                         fees of 1.00%

For an investment of   Converts to Class A shares       Does not convert to
$2 million or more,    8 years after the month          Class A shares, so
only Class A shares    in which the shares were         annual expenses do
are available          purchased, thus reducing         not decrease
                       future annual expenses

                       For an investment of $300,000
                       or more, your financial advisor
                       typically will recommend
                       purchase of Class A shares due
                       to a reduced sales charge and
                       lower annual expenses

[1]A 1% CDSC may apply to purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

Each Fund has adopted a Distribution and Service Plan ("Plan") pursuant to
Rule 12b-1 under the Investment Company Act of 1940, as amended, for each of its Class A, Class B and Class C shares. Under the Class A Plan, a Fund may pay Waddell & Reed, Inc. a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to reimburse Waddell & Reed, Inc. for the amounts it spends for distributing the Fund's Class A shares, providing service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Class B Plan and the Class C Plan, each Fund may pay Waddell & Reed, Inc., on an annual basis, a service fee of up to 0.25% of the average daily net assets of the class to compensate Waddell & Reed, Inc. for providing service to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the class to compensate Waddell & Reed, Inc. for distributing shares of that class. Because the fees of a class are paid out of the assets of that class on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A shares are subject to an initial sales charge when you buy them, based on the amount of your investment, according to the table below.
Class A shares pay an annual 12b-1 fee of up to 0.25% of average Class A net assets. The ongoing expenses of this class are lower than those for
Class B or Class C shares and typically higher than those for Class Y shares.

Size of Purchase

                                                Sales Charge   Reallowance
                                                 as Approx.     to Dealers
                                 Sales Charge    Percent of     as Percent
                                as Percent of      Amount      of Offering
                                Offering Price    Invested         Price

Under $100,000                       5.75%           6.10%           5.00%
$100,000 to less than $200,000       4.75            4.99            4.00
$200,000 to less than $300,000       3.50            3.63            2.80
$300,000 to less than $500,000       2.50            2.56            2.00
$500,000 to less than $1,000,000     1.50            1.52            1.20
$1,000,000 to less than $2,000,000   1.00            1.01            0.75
$2,000,000 and over                  0.00[1]         0.00[1]         0.50

[1]No sales charge is payable at the time of purchase on investments of $2 million or more, although for such investments the Fund may impose a CDSC of 1.00% on certain redemptions made within twelve months of the purchase.
The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price.

Waddell & Reed, Inc. or its affiliates may pay additional compensation from its own resources to securities dealers based upon the value of shares of a Fund owned by the dealer for its own account or for its customers. Waddell & Reed, Inc. may also provide compensation from its own resources to securities dealers with respect to shares of the Funds purchased by customers of such dealers without payment of a sales charge.

Sales Charge Reductions and Waivers

Lower sales charges are available by:

*  Combining additional purchases of Class A shares of any of the funds in the Waddell & Reed Advisors Funds and/or the W&R Funds, Inc. except shares of Waddell & Reed Advisors Cash Management, Inc. (formerly
   United Cash Management, Inc.), Waddell & Reed Advisors Municipal Money
   Market Fund, Inc. or Class A shares of W&R Funds, Inc. Money Market
   Fund unless acquired by exchange for Class A shares on which a sales charge was paid (or as a dividend or distribution on such acquired shares), with the net asset value ("NAV") of Class A shares already held ("Rights of Accumulation");

*  Grouping all purchases of Class A shares, except shares of Waddell &
   Reed Advisors Cash Management, Inc., Waddell & Reed Advisors Municipal
   Money Market Fund, Inc. or W&R Funds, Inc. Money Market Fund, made during a thirteen-month period ("Letter of Intent"); and

*  Grouping purchases by certain related persons.

Additional information and applicable forms are available from your financial advisor.

Waivers for Certain Investors

Class A shares may be purchased at NAV by:

*  The Directors and officers of the Fund or of any affiliated entity of
   Waddell & Reed, Inc., employees of Waddell & Reed, Inc., employees of its affiliates, financial advisors of Waddell & Reed, Inc. and the spouse, children, parents, children's spouses and spouse's parents of each;

*  Certain retirement plans and certain trusts for these persons;

*  Until March 31, 2001, clients of Legend Equities Corporation ("Legend")
   if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is not within the Waddell & Reed Advisors or W&R
   Funds, Inc. and the purchase is made within 60 days of such redemption;

*  Retirement plan accounts held in the Waddell & Reed Advisors Retirement
   Plan, offered and distributed by Nationwide Investment Services
   Corporation through Nationwide Trust Company, FSB retirement programs;

*  Direct Rollovers from the Waddell & Reed Advisors Retirement Plan;

*  Participants in a 401(k) or a 457 plan having 100 or more eligible employees and the shares are held in individual plan participant accounts on the Fund's records.

You will find more information in the SAI about sales charge reductions and waivers.

Contingent Deferred Sales Charge. A CDSC may be assessed against your redemption amount of Class B or Class C shares or certain Class A shares and paid to Waddell & Reed, Inc. (the "Distributor"), as further described below. The purpose of the CDSC is to compensate the Distributor for the costs incurred by it in connection with the sale of the Fund's Class B or
Class C shares or with Class A investments of $2 million or more at NAV.
The CDSC will not be imposed on Class B or Class C shares representing payment of dividends or other distributions or on amounts which represent an increase in the value of a shareholder's account resulting from capital appreciation above the amount paid for the Class B or Class C shares purchased during the CDSC period. For Class B, the date of redemption is measured in calendar months from the month of purchase. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. The CDSC is applied to the lesser of amount invested or redemption value.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a deferred sales charge (including shares which represent appreciation on shares held, reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, a Fund, when requested to redeem a specific dollar amount, will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions.

Class B shares are not subject to an initial sales charge when you buy them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. Class B shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class B shares and any dividends and distributions paid in such shares, automatically convert to Class A shares eight years after the end of the month in which the shares were purchased.
Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The

Class A shares have lower ongoing expenses.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC discussed below.

Contingent Deferred Sales Charge
on Shares Sold within Year               As % of Amount Subject to Charge

              1                                       5.0%
              2                                       4.0%
              3                                       3.0%
              4                                       3.0%
              5                                       2.0%
              6                                       1.0%
              7+                                      0.0%

In the table, a "year" is a 12-month period. In applying the CDSC, all purchases are considered to have been made on the first day of the month in which the purchase was made.

For example, if a shareholder opens an account on January 14, 2001, then redeems all Class B shares on January 12, 2002, the shareholder will pay a
CDSC of 4%, the rate applicable to redemptions made within the second year of purchase. All Class B purchases made prior to July 1, 2000 will be automatically accelerated to the revised method of calculating the CDSC.
Any purchase made in 1999 will be deemed to have been made on December 1,
1998. Any purchase made from January 1, 2000 to June 30, 2000 will be deemed to have been made on December 1, 1999.

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within twelve months after purchase, you will pay a 1% CDSC. For purposes of the CDSC, purchases of
Class C shares within a month will be considered as being purchased on the first day of the month. Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares.

Class C shares do not convert to any other class.

For Class C shares, the CDSC will be applied to the lesser of amount invested or redemption value of shares that have been held for twelve months or less.

The Class B and Class C CDSC will not apply in the following circumstances:

*  redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to the Distributor.

*  redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an individual retirement account, Keogh plan or custodial account under section 403(b)(7) of the Internal Revenue Code of 1986, as amended ("Code"), a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-
   exempt employee benefit plan for which, as a result of a subsequent law or legislation, the continuation of its investment would be improper.

*  redemptions of shares purchased by current or retired Directors of the
   Fund, and Directors of affiliated companies, current or retired officers or employees of the Fund, WRIMCO, the Distributor or their affiliated companies, financial advisors of Waddell & Reed, Inc., and by the members of immediate families of such persons.

*  redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal service adopted for a Fund. (The service and this exclusion from the CDSC do not apply to a one-time withdrawal.)

*  redemptions the proceeds of which are reinvested within 45 days in shares of the same class of the Fund as that redeemed.

*  the exercise of certain exchange privileges.

*  redemptions effected pursuant to each Fund's right (other than
   Continental Income Fund) to liquidate a shareholder's shares if the aggregate NAV of those shares is less than $500.

*  redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Fund or by a former shareholder of such investment company of Class B or Class C shares of a Fund acquired pursuant to such reorganization.

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which requires certain notice.

Class Y shares are not subject to a sales charge or annual 12b-1 fees.

Class Y shares are only available for purchase by:

*  participants of employee benefit plans established under section 403(b)
   or section 457, or qualified under section 401 of the Code, including
   401(k) plans, when the plan has 100 or more eligible employees and holds the shares in an omnibus account on the Fund's records;

*  banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers where such investments for customer accounts are held in an omnibus account on the Fund's records;

*  government entities or authorities and corporations whose investment within the first twelve months after initial investment is $10 million or more; and

*  certain retirement plans and trusts for employees and financial advisors of Waddell & Reed, Inc. and its affiliates.

Ways to Set Up Your Account

The different ways to set up (register) your account are listed below.
Individual or Joint Tenants

For your general investment needs

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

Business or Organization

For investment needs of corporations, associations, partnerships, institutions or other groups

Retirement Plans

To shelter your retirement savings from income taxes

Retirement plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and Education IRAs) may be tax-
deductible.

*  Individual Retirement Accounts (IRAs) allow a certain individual under age 70 1/2, with earned income, to invest up to $2,000 per tax year.
   The maximum for an investor and his or her spouse is $4,000 ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year.

*  IRA Rollovers retain special tax advantages for certain distributions from employer-sponsored retirement plans.

*  Roth IRAs allow certain individuals to make nondeductible contributions up to $2,000 per year. The maximum annual contribution for an investor and his or her spouse is $4,000 ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year. Withdrawals of earnings may be tax free if the account is at least five years old and certain other requirements are met.

*  Education IRAs are established for the benefit of a minor, with nondeductible contributions up to $500 per year, and permit tax-free withdrawals to pay the higher education expenses of the beneficiary.

*  Simplified Employee Pension Plans (SEP-IRAs) provide business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Profit Sharing Plan, but with fewer administrative requirements.

*  Savings Incentive Match Plans for Employees (SIMPLE Plans) can be
   established by small employers to contribute to and allow their employees to contribute a portion of their wages pre-tax to retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other qualified plans.

*  Keogh Plans allow self-employed individuals to make tax-deductible contributions for themselves of up to 25% of their annual earned income, with a maximum of $30,000 per year.

*  Pension and Profit-Sharing Plans, including 401(k) Plans, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees'
   wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan.

*  403(b) Custodial Accounts are available to employees of public school systems, churches and certain types of charitable organizations.

*  457 Accounts allow employees of state and local governments and certain charitable organizations to contribute a portion of their compensation on a tax-deferred basis.

Gifts or Transfers to a Minor

To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act ("UTMA")
or the Uniform Gifts to Minors Act ("UGMA").

Trust

For money being invested by a trust

The trust must be established before an account can be opened, or you may use a trust form made available by Waddell & Reed. Contact your Waddell &
Reed financial advisor for the form.

Buying Shares

You may buy shares of each of the Funds through Waddell & Reed, Inc. and its financial advisors or through advisors of Legend. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have.

To purchase any class of shares by check, make your check payable to
Waddell & Reed, Inc. Mail the check, along with your completed application, to:

Waddell & Reed, Inc.
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

To purchase Class Y shares by wire, you must first obtain an account number by calling 800-366-2520, then mail a completed application to
Waddell & Reed, Inc., at the above address, or fax it to 913-236-5044.
Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, for the account of Waddell & Reed Number 9800007978, Special Account for
Exclusive Benefit of Customers FBO Customer Name and Account Number.

You may also buy Class Y shares of a Fund indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Class Y shares.

The price to buy a Fund share is its offering price, which is calculated every business day.

The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus, for Class
A shares, the sales charge shown in the table.

In the calculation of a Fund's NAV:

*  The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.

*  Bonds are generally valued according to prices quoted by an independent pricing service.

*  Short-term debt securities are valued at amortized cost, which approximates market value.

*  Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of
   Directors.

Each Fund is open for business each day the New York Stock Exchange (the
"NYSE") is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded.

The Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Fund shares may be significantly affected on days when a Fund does not price its shares and when you are not able to purchase or redeem a Fund's shares. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of each Fund's Board of Directors.

When you place an order to buy shares, your order will be processed at the next offering price calculated after your order is received and accepted.
Note the following:

*  All of your purchases must be made in U.S. dollars.

*  If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Waddell & Reed Advisors
   Funds and/or the W&R Funds, Inc., the payment may be delayed for up to ten days to ensure that your previous investment has cleared.

*  The Funds do not issue certificates representing Class B, Class C or
   Class Y shares. Asset Strategy Fund, Tax-Managed Equity Fund and Value
   Fund do not issue certificates representing any class of shares.

*  If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee)
   has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price.

When you sign your account application, you will be asked to certify that your Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

Waddell & Reed, Inc. reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Minimum Investments

For Class A, Class B and Class C:

To Open an Account                                     $500 (per Fund)

For certain exchanges                                  $100 (per Fund)

For certain retirement accounts and accounts
opened with Automatic Investment Service                $50 (per Fund)

For certain retirement accounts and accounts opened

through payroll deductions for or by employees of
WRIMCO, Waddell & Reed, Inc. and their affiliates       $25 (per Fund)

To Add to an Account                                        Any amount

For certain exchanges                                  $100 (per Fund)

For Automatic Investment Service                        $25 (per Fund)

For Class Y:

To Open an Account

For a government entity or authority                       $10 million
or for a corporation                      (within first twelve months)

For other investors                                         Any amount

To Add to an Account                                        Any amount

Adding to Your Account

Subject to the minimums described under "Minimum Investments," you can make additional investments of any amount at any time.

To add to your account, make your check payable to Waddell & Reed, Inc.
Mail the check to Waddell & Reed, Inc., along with:

*  the detachable form that accompanies the confirmation of a prior purchase or your year-to-date statement; or

*  a letter stating your account number, the account registration, the
   Fund and the class of shares that you wish to purchase.

To add to your Class Y account by wire: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, for the account of Waddell & Reed
Number 9800007978, Special Account for Exclusive Benefit of Customers FBO

Customer Name and Account Number.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Selling Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of a
Fund) is the NAV per share of that Fund class, subject to any CDSC applicable to Class A, Class B or Class C shares.

To sell shares by written request: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

*  the name on the account registration;

*  the Fund's name;

*  the Fund account number;

*  the dollar amount or number, and the class, of shares to be redeemed;
   and

*  any other applicable requirements listed in the table below.

Deliver the form or your letter to your financial advisor, or mail it to:

                     Waddell & Reed Services Company
                             P. O. Box 29217
                         Shawnee Mission, Kansas
                               66201-9217

Unless otherwise instructed, Waddell & Reed Services Company will send a check to the address on the account.

To sell Class Y shares by telephone or fax: If you have elected this method in your application or by subsequent authorization, call 888-
WADDELL, or fax your request to 913-236-1599, and give your instructions to redeem Class Y shares and make payment by wire to your predesignated bank account or by check to you at the address on the account.

When you place an order to sell shares, your shares will be sold at the next NAV calculated, subject to any applicable CDSC, after receipt of a written request for redemption in good order by Waddell & Reed Services
Company at the address listed above. Note the following:

*  If more than one person owns the shares, each owner must sign the written request.

*  If you hold a certificate, it must be properly endorsed and sent to the
   Fund.

*  If you recently purchased the shares by check, a Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide to the Fund telephone or written assurance that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of 10 days or the date the Fund can verify that your purchase check has cleared and been honored.

*  Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange
   Commission.

*  Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when a
   Fund's Board of Directors determines that conditions exist making cash payments undesirable. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

*  If you purchased shares from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Special Requirements for Selling Shares

Account Type             Special Requirements

Individual or            The written instructions must be signed by all
Joint Tenant             persons required to sign for transactions, exactly
                         as their names appear on the account.

Sole Proprietorship      The written instructions must be signed by the
                         individual owner of the business.

UGMA, UTMA               The custodian must sign the written instructions
                         indicating capacity as custodian.

Retirement Account       The written instructions must be signed by a properly
                         authorized person.

Trust                    The trustee must sign the written instructions
                         indicating capacity as trustee. If the trustee's name
                         is not in the account registration, provide a
                         currently certified copy of the trust document.

Business or              At least one person authorized by corporate
Organization             resolution to act on the account must sign the
                         written instructions.

Conservator, Guardian    The written instructions must be signed by the
or Other Fiduciary       person properly authorized by court order to act
                         in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

*  a redemption request made by a corporation, partnership or fiduciary;

*  a redemption request made by someone other than the owner of record; or

*  the check is made payable to someone other than the owner of record.

This requirement is to protect you and Waddell & Reed from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

Each Fund (other than Continental Income Fund) reserves the right to redeem at NAV all of your Fund shares in your account if their aggregate
NAV is less than $500. The Fund will give you notice and a 60-day opportunity to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares to $500.

You may reinvest, without charge, all or part of the amount of Class A shares of a Fund you redeemed by sending to the Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within 45 days after the date of your redemption. You may do this only once with
Class A shares of a Fund.

The CDSC will not apply to the proceeds of Class A (as applicable), Class
B or Class C shares of a Fund which are redeemed and then reinvested in
Class A, Class B or Class C shares of the Fund within 45 days after such redemption. The Distributor will, with your reinvestment, restore an amount equal to the deferred sales charge attributable to the amount reinvested by adding the deferred sales charge amount to your reinvestment. For purposes of determining future deferred sales charges, the reinvestment will be treated as a new investment. You may do this only once as to Class A shares of a Fund, once as to Class B shares of a Fund and once as to Class C shares of a Fund.

Payments of principal and interest on loans made pursuant to a 401(a)
qualified plan (if such loans are permitted by the plan) may be reinvested, without payment of a sales charge, in Class A shares of any of the Waddell & Reed Advisors Funds in which the plan may invest.

Telephone Transactions

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. Each
Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If a Fund fails to do so, the Fund may be liable for losses due to unauthorized or fraudulent instructions.
Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

Waddell & Reed provides a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service.
Additionally, a toll-free call, 888-WADDELL, connects you to a Client
Services Representative or our automated customer telephone service.
During normal business hours, our Client Services staff is available to answer your questions or update your account records. At almost any time of the day or night, you may access your account information from a touch-
tone phone, or from our web site, www.waddell.com, to:

*  Obtain information about your accounts;

*  Obtain price information about other funds in the Waddell & Reed
   Advisors Funds or W&R Funds, Inc.;

*  Obtain a fund's current prospectus;

*  Request duplicate statements.

Reports

Statements and reports sent to you include the following:

*  confirmation statements (after every purchase, other than those purchases made through Automatic Investment Service, and after every exchange, transfer or redemption)

*  year-to-date statements (quarterly)

*  annual and semiannual reports to shareholders (every six months)

To reduce expenses, only one copy of the most recent annual and semiannual reports of the Funds may be mailed to your household, even if you have more than one account with a Fund. Call the telephone number listed for
Client Services if you need additional copies of annual or semiannual reports or account information.

Exchanges

You may sell your shares and buy shares of the same Class of another Fund in the Waddell & Reed Advisors Funds or in W&R Funds, Inc. without the payment of an additional sales charge if you buy Class A shares or payment of a CDSC when you exchange Class B or Class C shares. For Class B and
Class C shares or Class A shares to which the CDSC would otherwise apply, the time period for the deferred sales charge will continue to run. In addition, exchanging Class Y shareholders in the Waddell & Reed Advisors
Funds may buy Class A shares of Waddell & Reed Advisors Cash Management or
Waddell & Reed Advisors Municipal Money Market Fund.

You may exchange only into funds that are legally permitted for sale in your state of residence. Note that exchanges out of a Fund may have tax consequences for you. Before exchanging into a fund, read its prospectus.

The Funds reserve the right to terminate or modify these exchange privileges at any time, upon notice in certain instances.

Automatic Transactions for Class A, Class B and Class C Shareholders

Flexible Withdrawal Service lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account.

Regular Investment Plans allow you to transfer money into your Fund account, or between fund accounts, automatically. While Regular Investment
Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans

Automatic Investment Service
To move money from your bank account to an existing Fund account

                   Minimum Amount           Minimum Frequency
                   $25 (per Fund)           Monthly

Funds Plus Service

To move money from Waddell & Reed Advisors Cash Management or Waddell &
Reed Advisors Municipal Money Market Fund to a Fund whether in the same or a different account in the same class

                   Minimum Amount           Minimum Frequency
                   $100 (per Fund)          Monthly

Distributions and Taxes

Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year.

Usually, a Fund distributes net investment income at the following times:
Asset Strategy Fund, Continental Income Fund, Core Investment Fund and
Retirement Shares, quarterly in March, June, September and December; Tax-
Managed Equity Fund and Value Fund, annually in December. Net capital gains (and any net gains from foreign currency transactions) usually are distributed in December.

Distribution Options. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers two options:

1.  Share Payment Option. Your dividends, capital gains and other distributions with respect to a class will be automatically paid in additional shares of the same class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2.  Cash Option. You will be sent a check for your dividends, capital gains and other distributions if the total distribution is equal to or greater than five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same class of the Fund.

For retirement accounts, all distributions are automatically paid in additional shares.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account
(or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

Taxes on distributions. Dividends from a Fund's investment company taxable income (which includes net short-term gains), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares. Distributions of a Fund's net capital gains, when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, your long-term capital gains generally are taxed at a maximum rate of 20%.

Each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year.

A portion of the dividends paid by a Fund, whether received in cash or paid in additional Fund shares, may be eligible for the dividends received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the Federal alternative minimum tax.

Withholding. Each Fund must withhold 31% of all dividends, capital gains and other distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate from dividends, capital gains and other distributions also is required for shareholders subject to backup withholding.

Taxes on transactions. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid). An exchange of Fund shares for shares of any other fund in the Waddell & Reed Advisors Funds or W&R
Funds, Inc. generally will have similar tax consequences. However, special rules apply when you dispose of a Fund's Class A shares through a redemption or exchange within 90 days after your purchase and then reacquire Class A shares of that Fund or acquire Class A shares of another fund in the Waddell & Reed Advisors Funds without paying a sales charge due to the 45 day reinvestment privilege or exchange privilege. See "Your
Account." In these cases, any gain on the disposition of the original Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if you purchase shares of a Fund within 30 days before or after redeeming other shares of the Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis of the newly purchased shares.

State and local income taxes. The portion of the dividends paid by each
Fund attributable to interest earned on U.S. Government securities generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability of dividends and other distributions by the Funds in your state and locality.

The foregoing is only a summary of some of the important Federal income tax considerations generally affecting each Fund and its shareholders; you will find more information in each Fund's SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

THE MANAGEMENT OF THE FUNDS

Portfolio Management

Each Fund is managed by WRIMCO, subject to the authority of each Fund's
Board of Directors. WRIMCO provides investment advice to each of the Funds and supervises each Fund's investments. WRIMCO and/or its predecessors have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors Funds, W&R Funds and W&R Target
Funds since the inception of each company. WRIMCO is located at 6300 Lamar
Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Michael L. Avery is primarily responsible for the management of the equity portion of the Asset Strategy Fund. Mr. Avery has managed the equity portion of the Fund since January 1997. He is Senior Vice President of
WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From March 1995 to March 1998, Mr. Avery was Vice President of, and Director of Research
for, Waddell & Reed Asset Management Company, a former affiliate of
WRIMCO. Mr. Avery has served as the portfolio manager for investment companies managed by WRIMCO since February 1, 1994, has served as the
Director of Research for WRIMCO and its predecessors since August 1987, and has been an employee of such since June 1981.

Daniel J. Vrabac is primarily responsible for the management of the fixed-
income portion of the Asset Strategy Fund. Mr. Vrabac has managed the fixed-income portion of the Fund since January 1997. He is Senior Vice
President of WRIMCO, Vice President of the Fund and Vice President of
other investment companies for which WRIMCO serves as investment manager.
Mr. Vrabac is also the Head of Fixed Income for WRIMCO. From May 1994 to
March 1998, Mr. Vrabac was Vice President of, and a portfolio manager for,
Waddell & Reed Asset Management Company. Mr. Vrabac has been an employee of WRIMCO since May 1994.

Cynthia P. Prince-Fox is primarily responsible for the management of the
Continental Income Fund and the Tax-Managed Equity Fund. Ms. Prince-Fox
has held her Fund responsibilities for Continental Income Fund since
February 1993, and for Tax-Managed Equity Fund since the inception of the
Fund. She is Senior Vice President of WRIMCO and Vice President of both
Funds. From January 1993 to March 1998, Ms. Prince-Fox was Vice President
of, and a portfolio manager for, Waddell & Reed Asset Management Company.

Ms. Prince-Fox is a Vice President and Portfolio Manager for Austin,
Calvert & Flavin, Inc., an affiliate of WRIMCO. Ms. Prince-Fox has served as the portfolio manager for investment companies managed by WRIMCO since
January 1993. From 1983 to January 1993 Ms. Prince-Fox served as an investment analyst for WRIMCO and its predecessors.

James D. Wineland is primarily responsible for the management of the Core
Investment Fund. Mr. Wineland has held his Fund responsibilities since
July 1, 1997. He is Senior Vice President of WRIMCO, Vice President of the
Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From March 1995 to March 1998, Mr. Wineland was Vice President of, and a portfolio manager for, Waddell & Reed Asset
Management Company. Mr. Wineland has served as the portfolio manager for investment companies managed by WRIMCO and its predecessors since January
1988 and has been an employee of such since November 1984.

Charles W. Hooper, Jr. is primarily responsible for the management of the
Retirement Shares fund. Mr. Hooper has held his Fund responsibilities since April 1999. He is Senior Vice President of WRIMCO and Vice President
of the Fund. From August 1987 to December 1991, Mr. Hooper served as the portfolio manager for another investment company managed by WRIMCO. From
October 1984 to December 1991, Mr. Hooper was Vice President of, and a
portfolio manager for, Waddell & Reed Asset Management Company. From
December 1991 to July 1996, Mr. Hooper was a portfolio manager for
Founders Asset Management Company, and from July 1996 to April 1999, Mr.
Hooper was the Chief Investment Officer for Owen Joseph.

Harry M. Flavin is primarily responsible for the management of Value Fund.
He is Vice President of the Fund, Senior Vice President of WRIMCO,
President, Chief Investment Officer and Director of Austin, Calvert &
Flavin, Inc., an affiliate of WRIMCO.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund's investments.

Management Fee

Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

for Asset Strategy Fund, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over
$2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended September 30, 2000 were 0.70%;

for Continental Income Fund, 0.70% of net assets up to $1 billion, 0.65%
of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2000 were 0.66%;

for Core Investment Fund, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over
$2 billion and up to $3 billion, 0.55% of net assets over $3 billion and up to $6 billion, and 0.50% of net assets over $6 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended December 31, 1999 were 0.56%;

for Retirement Shares, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.
Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended June 30, 2000 were 0.69%;

for Tax-Managed Equity Fund, 0.65% of net assets up to $1 billion, 0.60%
of net assets over $1 billion and up to $2 billion, 0.55% of net assets over $2 billion and up to $3 billion, and 0.50% of net assets over $3 billion;
and

for Value Fund, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

WRIMCO has voluntarily agreed to waive its management fee for any day that a Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

FINANCIAL HIGHLIGHTS

This following information is to help you understand the financial performance of each Fund's Class A, Class B, Class C and Class Y shares for the fiscal periods shown. Certain information reflects financial results for a single Fund share. "Total return" shows how your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions.

ASSET STRATEGY FUND

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal year ended September 30, 2000, is included in the Fund's
SAI, which is available upon request.

For a Class A share outstanding throughout each period:

                                            For the fiscal year
                                            ended September 30,
                                 2000      1999      1998     1997      1996

Class A Per-Share Data

Net asset value,
  beginning of period            $5.82     $5.78     $5.99    $5.24     $5.42
                                 -----     -----     -----    -----     -----
Income (loss) from investment
  operations:
  Net investment income           0.04      0.09      0.15     0.16      0.15
  Net realized and unrealized
    gain (loss) on investments    1.88      0.29      0.28     0.74     (0.17)
                                 -----     -----     -----    -----     -----
Total from investment operations  1.92      0.38      0.43     0.90     (0.02)
                                 -----     -----     -----    -----     -----
Less distributions:
  From net investment income     (0.03)    (0.10)    (0.17)   (0.15)    (0.15)
  From capital gains             (0.18)    (0.24)    (0.47)   (0.00)    (0.00)
  In excess of capital gains     (0.00)    (0.00)    (0.00)   (0.00)    (0.01)
                                 -----     -----     -----    -----     -----
Total distributions              (0.21)    (0.34)    (0.64)   (0.15)    (0.16)
                                 -----     -----     -----    -----     -----
Net asset value, end of period   $7.53     $5.82     $5.78    $5.99     $5.24
                                 =====     =====     =====    =====     =====

Class A Ratios/Supplemental Data

Total return[1]                   33.87%     6.90%    7.89%   17.46%    -0.49%
Net assets, end of period
  (in millions)                     $89       $48       $33      $28       $32
Ratio of expenses to
  average net assets               1.55%     1.90%     1.62%    1.70%     1.68%
Ratio of net investment income
  to average net assets            0.74%     1.55%     2.45%    2.87%     2.93%
Portfolio turnover rate          174.40%   176.63%   230.09%  173.88%    91.06%

[1]Total return calculated without taking into account the sales load deducted on an initial purchase.

ASSET STRATEGY FUND

For a Class B share outstanding throughout the period:

                                                            For the
                                                           period from
                                                           10/6/99[1]
                                                             through
                                                             9/30/00

Class B Per-Share Data

Net asset value, beginning of period                          $5.89
                                                              -----
Income from investment operations:
Net investment income                                          0.01
Net realized and unrealized gain on investments                1.79
                                                              -----
Total from investment operations                               1.80
                                                              -----
Less distributions:
From net investment income                                    (0.01)
From capital gains                                            (0.18)
                                                              -----
Total distributions                                           (0.19)
                                                              -----
Net asset value, end of period                                $7.50
                                                              =====
Class B Ratios/Supplemental Data

Total return                                                   31.71%
Net assets, end of period (in millions)                           $7
Ratio of expenses to average net assets                         2.29%[2]
Ratio of net investment income to average net assets            0.22%[2]
Portfolio turnover rate                                       174.40%[3]

[1]Commencement of operations.
[2]Annualized.
[3]For the fiscal year ended September 30, 2000.

ASSET STRATEGY FUND

For a Class C share outstanding throughout the period:

                                                             For the
                                                           period from
                                                           10/5/99[1]
                                                             through
                                                             9/30/00

Class C Per-Share Data

Net asset value, beginning of period                          $5.86
                                                              -----
Income from investment operations:
  Net investment income                                        0.01
  Net realized and unrealized gain on investments              1.83
                                                              -----

Total from investment operations                               1.84
                                                              -----
Less distributions:
  From net investment income                                  (0.01)
  From capital gains                                          (0.18)
                                                              -----
Total distributions                                           (0.19)
                                                              -----
Net asset value, end of period                                $7.51
                                                              =====
Class C Ratios/Supplemental Data

Total return                                                  32.47%
Net assets, end of period (in millions)                          $2
Ratio of expenses to average net assets                        2.25%[2]
Ratio of net investment income to average net assets           0.30%[2]
Portfolio turnover rate                                      174.40%[3]

[1]Commencement of operations.
[2]Annualized.
[3]For the fiscal year ended September 30, 2000.

ASSET STRATEGY FUND

For a Class Y share outstanding throughout each period:

                                              For the fiscal year
                                              ended September 30,
                                 2000      1999      1998     1997      1996

Class Y Per-Share Data

Net asset value,
  beginning of period            $5.83     $5.78     $5.99    $5.24     $5.42
                                 -----     -----     -----    -----     -----
Income (loss) from investment
  operations:
  Net investment income           0.08      0.12      0.16     0.17      0.16
  Net realized and unrealized
    gain (loss) on investments    1.86      0.28      0.29     0.75     (0.17)
                                 -----     -----     -----    -----     -----
Total from investment
  operations                      1.94      0.40      0.45     0.92     (0.01)
                                 -----     -----     -----    -----     -----
Less distributions:
  From net investment income     (0.06)    (0.11)    (0.19)   (0.17)    (0.16)
  From capital gains             (0.18)    (0.24)    (0.47)   (0.00)    (0.00)
  In excess of capital gains     (0.00)    (0.00)    (0.00)   (0.00)    (0.01)
                                 -----     -----     -----    -----     -----

Total distributions              (0.24)    (0.35)    (0.66)   (0.17)    (0.17)
                                 -----     -----     -----    -----     -----
Net asset value, end of period   $7.53     $5.83     $5.78    $5.99     $5.24
                                 =====     =====     =====    =====     =====

Class Y Ratios/Supplemental Data

Total return                     34.21%     7.35%     8.26%   17.93%    -0.21%
Net assets, end of period
  (in thousands)                  $474      $284      $243     $322      $330
Ratio of expenses to
  average net assets              1.26%     1.49%     1.37%    1.28%     1.29%
Ratio of net investment income
  to average net assets           1.16%     1.96%     2.79%    3.29%     3.43%
Portfolio turnover rate         174.40%   176.63%   230.09%  173.88%    91.06%

CONTINENTAL INCOME FUND

This information has been audited by Deloitte & Touche LLP, whose independent auditors' reports, along with the Fund's financial statements for the fiscal year ended March 31, 2000, and the six months ended
September 30, 2000, are included in the Fund's SAI, which is available upon request.

For a Class A share outstanding throughout each period[1]:

                       For the
                     six months              For the fiscal year
                        ended                   ended March 31,
                       9/30/00   2000      1999      1998     1997      1996

Class A Per-Share Data

Net asset value,
  beginning of period  $8.20     $7.97     $8.32     $7.57    $8.00     $6.95
                       -----     -----     -----     -----    -----     -----
Income (loss) from
  investment operations:
  Net investment
    income              0.09      0.18      0.33      0.24     0.24      0.24
  Net realized and
    unrealized gain
    (loss) on
    investments        (0.14)     1.04      0.04      1.58     0.22      1.35
                       -----     -----     -----     -----    -----     -----
Total from investment
  operations           (0.05)     1.22     0.37      1.82     0.46      1.59
                       -----     -----     -----     -----    -----     -----
Less distributions:
From net investment
  income               (0.08)    (0.18)    (0.32)    (0.24)   (0.24)    (0.23)
From capital gains     (0.00)    (0.81)    (0.40)    (0.83)   (0.65)    (0.31)
                       -----     -----     -----     -----    -----     -----
Total distributions    (0.08)    (0.99)   (0.72)    (1.07)   (0.89)    (0.54)
                       -----     -----     -----     -----    -----     -----
Net asset value,
  end of period        $8.07     $8.20     $7.97     $8.32    $7.57     $8.00
                       =====     =====     =====     =====    =====     =====

Class A Ratios/Supplemental Data

Total return[2]        -0.62%    16.36%     3.38%    25.20%    5.88%    23.29%
Net assets,
  end of period
  (in millions)          $571     $597      $581      $599     $508      $502
Ratio of expenses to
  average net assets    1.15%[3]  1.15%     0.99%     0.91%    0.93%     0.89%
Ratio of net investment
  income to average
  net assets            2.10%[3]  2.22%     2.69%     2.88%    3.01%     3.06%
Portfolio turnover
  rate                 17.53%    72.40%    50.68%    55.46%   40.29%    41.34%

[1]On August 29, 1995, Fund shares outstanding were designated Class A shares. Per-share amounts have been adjusted
retroactively to reflect the 200% stock dividend effected June 26, 1998.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.

CONTINENTAL INCOME FUND

For a Class B share outstanding throughout each period:

                                                             For the
                                          For the          period from
                                        six months         10/4/99[1]
                                           ended             through
                                          9/30/00            3/31/00

Class B Per-Share Data

Net asset value, beginning of period       $8.20            $8.11
                                           -----              -----
Income (loss) from investment operations:
  Net investment income                     0.04               0.05
  Net realized and unrealized gain
    (loss) on investments                  (0.13)              0.91
                                           -----              -----
Total from investment operations           (0.09)              0.96
                                           -----              -----
Less distributions:
  From net investment income               (0.04)             (0.06)
  From capital gains                       (0.00)             (0.81)
                                           -----              -----
Total distributions                        (0.04)             (0.87)
                                           -----              -----
Net asset value, end of period             $8.07              $8.20
                                           =====              =====

Class B Ratios/Supplemental Data

Total return                                -1.09%             12.75%
Net assets, end of period (in millions)        $4                $1
Ratio of expenses to average net assets      2.09%[2]          2.08%[2]
Ratio of net investment income to
  average net assets                         1.19%[2]          1.14%[2]
Portfolio turnover rate                     17.53%            72.40%[2]

[1]Commencement of operations.
[2]Annualized.

CONTINENTAL INCOME FUND

For a Class C share outstanding throughout each period:

                                                             For the
                                          For the          period from
                                        six months         10/5/99[1]
                                           ended             through
                                          9/30/00            3/31/00

Class C Per-Share Data

Net asset value, beginning of period       $8.20             $8.09
                                           -----              -----
Income (loss) from investment operations:
  Net investment income                     0.03               0.05
  Net realized and unrealized gain
    (loss) on investments                  (0.12)              0.93
                                           -----              -----
Total from investment operations           (0.09)              0.98
                                           -----              -----
Less distributions:
  From net investment income               (0.04)             (0.06)
  From capital gains                       (0.00)             (0.81)
                                           -----              -----
Total distributions                        (0.04)             (0.87)
                                           -----              -----
Net asset value, end of period             $8.07              $8.20
                                           =====              =====

Class C Ratios/Supplemental Data

Total return                                -1.10%             12.98%
Net assets, end of period (in thousands)   $1,084               $279
Ratio of expenses to average net assets      2.19%[2]           2.23%[2]
Ratio of net investment income to
  average net assets                         1.10%[2]           1.09%[2]
Portfolio turnover rate                     17.53%             72.40%[2]

[1]Commencement of operations.
[2]Annualized.

CONTINENTAL INCOME FUND

For a Class Y share outstanding throughout each period[1]:

                                                                     For the
                       For the                                     period from
                        ended         ended March 31,                through
                       9/30/00   2000      1999      1998     1997   3/31/96

Class Y Per-Share Data

Net asset value,
beginning of period    $8.20     $7.97    $8.33     $7.57   $8.00   $7.78
                       -----     -----     -----     -----   -----   -----
Income (loss) from
  investment operations:
  Net investment income 0.11      0.21      0.07      0.26    0.26    0.03
  Net realized and
    unrealized gain (loss)
    on investments     (0.15)     1.03      0.32      1.58    0.21    0.25
                       -----     -----     -----     -----   -----   -----
Total from investment
  operations           (0.04)     1.24      0.39      1.84    0.47    0.28
                       -----     -----     -----     -----   -----   -----
Less distributions:
From net investment
  income               (0.09)    (0.20)    (0.35)    (0.26)  (0.26)  (0.06)
From capital gains     (0.00)    (0.81)    (0.40)    (0.82)  (0.64)  (0.00)
                       -----     -----     -----     -----   -----   -----
Total distributions    (0.09)    (1.01)    (0.75)    (1.08)  (0.90)  (0.06)
                       -----     -----     -----     -----   -----   -----
Net asset value,
end of period          $8.07     $8.20     $7.97     $8.33   $7.57   $8.00
                       =====     =====     =====     =====   =====   =====

Class Y Ratios/Supplemental Data

Total return            -0.48%    16.72%     3.58%    25.43%   6.07%   3.53%
Net assets,
  end of period
  (in millions)            $1       $1        $1        $11      $6      $6
Ratio of expenses
  to average
  net assets             0.89%[3]  0.86%     0.81%     0.75%   0.75%   0.80%[3]
Ratio of net investment
  income to average
  net assets             2.37%[3]  2.50%     3.32%     3.01%   3.20%   3.35%[3]
Portfolio turnover rate 17.53%    72.40%    50.68%    55.46%  40.29%  41.34%[3]

[1]Per-share amounts have been adjusted retroactively to reflect the 200%
stock dividend effected June 26, 1998.
[2]Commencement of operations.
[3]Annualized.

CORE INVESTMENT FUND (formerly Income Fund)

This information has been audited by Deloitte & Touche LLP, whose independent auditors' reports, along with the Fund's financial statements for the fiscal year ended December 31, 1999, and the six months ended June
30, 2000, are included in the Fund's SAI, which is available upon request.

For a Class A share outstanding throughout each period[1]:

                       For the
                     six months               For the fiscal year
                        ended                 ended December 31,
                       6/30/00   1999      1998      1997     1996    1995

Class A Per-Share Data

Net asset value,
  beginning of period  $8.13     $7.52     $7.59     $6.58    $5.79   $4.67
                       -----     -----     -----     -----    -----   -----
Income from investment
  operations:
  Net investment income 0.01      0.08      0.20      0.06     0.07    0.07
  Net realized and
    unrealized gain
    on investments      0.96      1.13      1.66      1.73     1.10    1.30
                       -----     -----     -----     -----    -----   -----
Total from investment
operations              0.97      1.21      1.86      1.79     1.17    1.37
                       -----     -----     -----     -----    -----   -----
Less distributions:
  From net investment
    income             (0.01)    (0.08)    (0.19)    (0.06)   (0.06)  (0.07)
  From capital gains   (0.00)    (0.52)    (1.74)    (0.72)   (0.32)  (0.18)
                       -----     -----     -----     -----    -----   -----
Total distributions    (0.01)    (0.60)    (1.93)    (0.78)   (0.38)  (0.25)
                       -----     -----     -----     -----    -----   -----
Net asset value,
end of period          $9.09     $8.13     $7.52     $7.59    $6.58   $5.79
                       =====     =====     =====     =====    =====   =====

Class A Ratios/Supplemental Data

Total return[2]         11.90%    16.41%   24.02%    27.34%   20.36%  29.60%
Net assets,
  end of period
  (in millions)         $8,683  $8,102    $7,368    $6,196   $4,851  $3,976
Ratio of expenses
  to average
  net assets             0.96%[3]  0.94%    0.89%     0.84%    0.86%   0.83%
Ratio of net investment
  income to average
  net assets             0.11%[3]  0.94%     1.11%     0.74%    1.03%   1.31%

Portfolio turnover rate 27.89%    53.79%    49.29%    33.59%   22.24%  17.59%

[1]On June 17, 1995, Fund shares outstanding were designated Class A shares. Per-share amounts have been adjusted retroactively to reflect the
400% stock dividend effected June 26, 1998.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.

CORE INVESTMENT FUND

For a Class B share outstanding throughout each period:

                                                             For the
                                          For the          period from
                                        six months         10/4/99[1]
                                           ended             through
                                          6/30/00           12/31/99

Class B Per-Share Data

Net asset value, beginning of period       $8.13             $7.77
                                           -----             -----
Income from investment operations:
  Net investment loss                      (0.02)             (0.00)
  Net realized and unrealized
    gain on investments                     0.94               0.88
                                           -----              -----
Total from investment operations            0.92               0.88
                                           -----              -----
Less distributions:
  From net investment income               (0.00)             (0.00)
  From capital gains                       (0.00)             (0.52)
                                           -----              -----
Total distributions                        (0.00)             (0.52)
                                           -----              -----
Net asset value, end of period             $9.05              $8.13
                                           =====              =====

Class B Ratios/Supplemental Data

Total return                               11.32%             11.53%
Net assets, end of period
  (in millions)                              $49                $13
Ratio of expenses to average net assets     2.02%[2]           2.18%[2]
Ratio of net investment loss to
  average net assets                       -0.97%[2]          -0.59%[2]
Portfolio turnover rate                    27.89%             53.79%[2]

[1]Commencement of operations.
[2]Annualized.

CORE INVESTMENT FUND

For a Class C share outstanding throughout each period:

                                                             For the
                                          For the          period from
                                        six months         10/4/99[1]
                                           ended             through
                                          6/30/00           12/31/99

Class C Per-Share Data

Net asset value, beginning of period       $8.13             $7.77
                                           -----              -----
Income from investment operations:
  Net investment loss                      (0.02)             (0.00)
  Net realized and unrealized
    gain on investments                     0.93               0.88
                                           -----              -----
Total from investment operations            0.91               0.88
                                           -----              -----
Less distributions:
  From net investment income               (0.00)             (0.00)
  From capital gains                       (0.00)             (0.52)
                                           -----              -----
Total distributions                        (0.00)             (0.52)
                                           -----              -----
Net asset value, end of period             $9.04              $8.13
                                           =====              =====

Class C Ratios/Supplemental Data

Total return                                11.19%             11.53%
Net assets, end of period (in millions)       $10               $1
Ratio of expenses to average net assets      2.05%[2]           2.23%[2]
Ratio of net investment loss to
  average net assets                        -1.01%[2]          -0.63%[2]
Portfolio turnover rate                     27.89%             53.79%[2]

[1]Commencement of operations.
[2]Annualized.

CORE INVESTMENT FUND

For a Class Y share outstanding throughout each period[1]:

                                                                     For the
                       For the                                     period from
                      six months       For the fiscal year          6/19/95(2)
                         ended         ended December 31,            through
                        6/30/00   1999      1998      1997     1996  12/31/95

Class Y Per-Share Data

Net asset value,
  beginning of period    $8.13   $7.52    $7.59     $6.58    $5.79   $5.55
                         -----   -----    -----     -----    -----   -----
Income from investment
operations:
Net investment income    0.02     0.10     0.24      0.07     0.07    0.04
Net realized and
  unrealized gain
  on investments         0.96     1.13     1.66      1.73     1.11    0.42
                        -----    -----    -----     -----    -----   -----
Total from investment
  operations            0.98      1.23     1.90      1.80     1.18    0.46
                       -----     -----    -----     -----    -----   -----
Less distributions:
  From net investment
    income             (0.02)    (0.10)   (0.23)    (0.07)   (0.07)  (0.04)
  From capital gains   (0.00)    (0.52)   (1.74)    (0.72)   (0.32)  (0.18)
                       -----     -----    -----     -----    -----   -----
Total distributions    (0.02)    (0.62)   (1.97)    (0.79)   (0.39)  (0.22)
                       -----     -----    -----     -----    -----   -----
Net asset value,
  end of period        $9.09     $8.13     $7.52     $7.59    $6.58   $5.79
                       =====     =====     =====     =====    =====   =====

Class Y Ratios/Supplemental Data

Total return            12.01%    16.67%    24.27%   27.49%   20.53%   8.45%
Net assets,
  end of period
  (in millions)          $223     $283      $399      $299     $151    $107
Ratio of expenses
  to average
  net assets            0.73%[3]  0.73%     0.71%     0.72%    0.73%   0.74%[3]
Ratio of net investment
  income to average
  net assets            0.33%[3]  1.18%     1.29%     0.85%    1.17%   1.36%[3]
Portfolio turnover
  rate                 27.89%    53.79%    49.29%    33.59%   22.24%  17.59%[3]

[1]Per-share amounts have been adjusted retroactively to reflect the 400%
stock dividend effected June 26, 1998.
[2]Commencement of operations.
[3]Annualized.

RETIREMENT SHARES

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal year ended June 30, 2000, is included in the Fund's SAI, which is available upon request.

For a Class A share outstanding throughout each period[1]:

                                           For the fiscal year
                                             ended June 30,
                               2000      1999      1998     1997      1996

Class A Per-Share Data

Net asset value,
  beginning of period         $9.84     $9.28     $9.14    $8.72     $8.26
                              -----     -----     -----    -----     -----
Income from investment operations:
  Net investment income        0.06      0.19      0.24     0.27      0.26
  Net realized and unrealized
    gain on investments        3.92      0.92      0.99     1.08      0.94
                              -----     -----     -----    -----     -----
Total from investment
  operations                   3.98      1.11      1.23     1.35      1.20
                              -----     -----     -----    -----     -----
Less distributions:
  From net investment income  (0.06)    (0.18)    (0.25)   (0.27)    (0.27)
  From capital gains          (1.71)    (0.37)    (0.84)   (0.66)    (0.47)
                              -----     -----     -----    -----     -----
Total distributions           (1.77)    (0.55)    (1.09)   (0.93)    (0.74)
                              -----     -----     -----    -----     -----
Net asset value,
  end of period              $12.05     $9.84     $9.28    $9.14     $8.72
                              =====     =====     =====    =====     =====

Class A Ratios/Supplemental Data

Total return[2]              43.54%    12.75%    14.45%   16.70%    14.93%
Net assets, end of period
  (in millions)             $1,377      $890      $825     $716      $607
Ratio of expenses to
  average net assets          1.10%     0.99%     0.93%    0.92%     0.89%
Ratio of net investment
  income to average
  net assets                  0.55%     2.04%     2.57%    3.12%     3.01%
Portfolio turnover rate     295.37%   122.58%    53.52%   39.55%    42.05%

[1]On October 7, 1995, Fund shares outstanding were designated Class A shares.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.

RETIREMENT SHARES

For a Class B share outstanding throughout the period:

                                                             For the
                                                           period from
                                                           10/4/99[1]
                                                             through
                                                             6/30/00

Class B Per-Share Data

Net asset value, beginning of period                         $10.12
                                                             ------

Income from investment operations:
  Net investment loss                                         (0.01)
  Net realized and unrealized gain on investments              3.60
                                                             ------
Total from investment operations                               3.59
                                                             ------
Less distributions:
  From net investment income                                  (0.00)
  From capital gains                                          (1.71)
                                                             ------
Total distributions                                           (1.71)
                                                             ------
Net asset value, end of period                               $12.00
                                                             ======

Class B Ratios/Supplemental Data

Total return                                                  38.28%
Net assets, end of period (in millions)                         $28
Ratio of expenses to average net assets                        2.05%[2]
Ratio of net investment loss to average net assets            -0.42%[2]
Portfolio turnover rate                                      295.37%[2]

[1]Commencement of operations.
[2]Annualized.

RETIREMENT SHARES

For a Class C share outstanding throughout the period:

                                                            For the
                                                           period from
                                                           10/4/99[1]
                                                             through
                                                             6/30/00

Class C Per-Share Data

Net asset value, beginning of period                         $10.12
                                                             ------
Income from investment operations:
  Net investment loss                                         (0.01)
  Net realized and unrealized gain on investments              3.60
                                                             ------
Total from investment operations                               3.59
                                                             ------
Less distributions:
  From net investment income                                  (0.00)
  From capital gains                                          (1.71)
                                                             ------
Total distributions                                           (1.71)
                                                             ------
Net asset value, end of period                               $12.00
                                                             ======
Class C Ratios/Supplemental Data

Total return                                                  38.28%
Net assets, end of period (in millions)                          $6
Ratio of expenses to average net assets                        2.07%[2]
Ratio of net investment loss to average net assets            -0.44%[2]
Portfolio turnover rate                                      295.37%[2]

[1]Commencement of operations.
[2]Annualized.

RETIREMENT SHARES

For a Class Y share outstanding throughout each period:
                                                                     For the
                                                                   period from
                                         For the fiscal year        2/27/96[1]
                                            ended June 30,           through
                                 2000      1999      1998     1997   6/30/96

Class Y Per-Share Data

Net asset value,
  beginning of period            $9.85     $9.28     $9.14    $8.72   $8.68
                                 -----     -----     -----    -----   -----
Income from investment operations:
  Net investment income           0.10      0.20      0.25     0.29    0.10
  Net realized and unrealized gain
    on investments                3.89      0.94      0.99     1.07    0.06
                                 -----     -----     -----    -----   -----
Total from investment
  operations                      3.99      1.14      1.24     1.36    0.16
                                 -----     -----     -----    -----   -----
Less distributions:
  From net investment income     (0.08)    (0.20)    (0.26)   (0.28)  (0.12)
  From capital gains             (1.71)    (0.37)    (0.84)   (0.66)  (0.00)
                                 -----     -----     -----    -----   -----
Total distributions              (1.79)    (0.57)    (1.10)   (0.94)  (0.12)
                                 -----     -----     -----    -----   -----
Net asset value, end of period  $12.05     $9.85     $9.28    $9.14   $8.72
                                 =====     =====     =====    =====   =====

Class Y Ratios/Supplemental Data

Total return                     43.75%    13.11%    14.62%   16.87%   1.91%
Net assets, end of period
 (in millions)                     $11        $3        $3       $3      $2
Ratio of expenses to
  average net assets              0.88%     0.75%     0.79%    0.78%   0.71%[2]
Ratio of net investment income
  to average net assets           0.75%     2.32%     2.71%    3.28%   3.36%[2]
Portfolio turnover rate         295.37%   122.58%    53.52%   39.55%  42.05%[2]

[1]Commencement of operations.
[2]Annualized.

TAX-MANAGED EQUITY FUND

This information has been audited by Deloitte & Touche LLP, whose independent auditors' report, along with the Fund's financial statements for the fiscal period ended June 30, 2000, is included in the Fund's SAI, which is available upon request.

For a Class A share outstanding throughout the period:

                                                             For the
                                                           period from
                                                           3/31/00[1]
                                                             through
                                                             6/30/00

Class A Per-Share Data

Net asset value, beginning of period                         $10.00
                                                             ------

Income from investment operations:
  Net investment income                                        0.04
  Net realized and unrealized gain on investments              0.56
                                                             ------
Total from investment operations                               0.60
                                                             ------
Less distributions:
  From net investment income                                  (0.00)
  From capital gains                                          (0.00)
                                                             ------
Total distributions                                           (0.00)
                                                             ------
Net asset value, end of period                               $10.60
                                                             ======

Class A Ratios/Supplemental Data

Total return[2]                                                6.00%
Net assets, end of period (in millions)                         $15
Ratio of expenses to average net assets                        0.84%[3]
Ratio of net investment income to average net assets           2.50%[3]
Portfolio turnover rate                                        4.41%

[1]Commencement of operations.
[2]Total return calculated without taking into account the sales load deducted on an initial purchase.
[3]Annualized.

TAX-MANAGED EQUITY FUND

For a Class B share outstanding throughout the period:

                                                             For the
                                                           period from
                                                           3/31/00[1]
                                                             through
                                                             6/30/00

Class B Per-Share Data

Net asset value, beginning of period                         $10.00
                                                             ------
Income from investment operations:
  Net investment income                                        0.02
  Net realized and unrealized gain on investments              0.54
                                                             ------
Total from investment operations                               0.56
                                                             ------
Less distributions:
  From net investment income                                  (0.00)
  From capital gains                                          (0.00)
                                                             ------
Total distributions                                           (0.00)
                                                             ------
Net asset value, end of period                               $10.56
                                                             ======

Class B Ratios/Supplemental Data

Total return                                                   5.60%
Net assets, end of period (in millions)                          $1
Ratio of expenses to average net assets                        1.88%[2]
Ratio of net investment income to average net assets           1.34%[2]
Portfolio turnover rate                                        4.41%

[1]Commencement of operations.
[2]Annualized.

TAX-MANAGED EQUITY FUND

For a Class C share outstanding throughout the period:

                                                            For the
                                                           period from
                                                           3/31/00[1]
                                                             through
                                                             6/30/00

Class C Per-Share Data

Net asset value, beginning of period                         $10.00
                                                             ------
Income from investment operations:
  Net investment income                                        0.01
  Net realized and unrealized gain on investments              0.55
                                                             ------
Total from investment operations                               0.56
                                                             ------
Less distributions:
  From net investment income                                  (0.00)
  From capital gains                                          (0.00)
                                                             ------
Total distributions                                           (0.00)
                                                             ------

Net asset value, end of period                               $10.56
                                                             ======

Class C Ratios/Supplemental Data

Total return                                                   5.60%
Net assets, end of period (in millions)                          $1
Ratio of expenses to average net assets                        1.97%[2]
Ratio of net investment income to average net assets           1.22%[2]
Portfolio turnover rate                                        4.41%

[1]Commencement of operations.
[2]Annualized.

TAX-MANAGED EQUITY FUND

For a Class Y share outstanding throughout the period:

                                                             For the
                                                           period from
                                                           4/19/00[1]
                                                             through
                                                             6/30/00

Class Y Per-Share Data

Net asset value, beginning of period                         $10.07
                                                             ------

Income from investment operations:
  Net investment income                                        0.00
  Net realized and unrealized gain on investments              0.53
                                                             ------
Total from investment operations                               0.53
                                                             ------
Less distributions:
  From net investment income                                  (0.00)
  From capital gains                                          (0.00)
                                                             ------
Total distributions                                           (0.00)
                                                             ------
Net asset value, end of period                               $10.60
                                                             ======

Class Y Ratios/Supplemental Data

Total return                                                   5.26%
Net assets, end of period (in thousands)                        $16
Ratio of expenses to average net assets                        2.02%[2]
Ratio of net investment income to average net assets           0.67%[2]
Portfolio turnover rate                                        4.41%[3]

[1]Commencement of operations.
[2]Annualized.
[3]For the period from March 31, 2000 through June 30, 2000.

WADDELL & REED ADVISORS FUNDS

Custodian
UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64141

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N. W.
Washington, D. C. 20036

Independent Auditors
Deloitte & Touche LLP
1010 Grand Boulevard
Kansas City, Missouri
64106-2232

Investment Manager
Waddell & Reed Investment
Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

Underwriter
Waddell & Reed, Inc.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

Shareholder Servicing Agent
Waddell & Reed
Services Company
6301 Glenwood
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

Accounting Services Agent
Waddell & Reed
Services Company
6301 Glenwood
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL

WADDELL & REED ADVISORS FUNDS

You can get more information about each Fund in its--

* Statement of Additional Information (SAI), which contains detailed information about the Fund, particularly the investment policies and practices. You may not be aware of important information about the
  Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

* Annual and Semiannual Reports to Shareholders, which detail the
  Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the year covered by the report.

To request a copy of a Fund's current SAI or copies of its most recent
Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com.

Information about the Funds (including the current SAI and most recent
Annual and Semiannual Reports) is available from the SEC's web site at
http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public
Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling
202-942-8090.

The Funds' SEC file numbers are as follows:
    Waddell & Reed Advisors Asset Strategy Fund, Inc.: 811-7217
    Waddell & Reed Advisors Continental Income Fund, Inc.: 811-2008
    Waddell & Reed Advisors Funds, Inc. Core Investment Fund: 811-2552
    Waddell & Reed Advisors Retirement Shares, Inc.: 811-2263
    Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.: 811-9789
    Waddell & Reed Advisors Value Fund, Inc.: 811-10135

(W&R LOGO)

Waddell & Reed, Inc.
6300 Lamar Avenue, P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

NUP2300(12-00)